Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment Estimated Useful Lives
Property and equipment are depreciated on a straight-line basis over the period of their estimated useful lives. As of December 31, 2024, the estimated useful lives of the Company’s assets are as follows:

Pharmacy and lab equipment	5–7 years
Automobiles	3 years
Computer equipment and software	3 years
Leasehold improvements	Lesser of useful life or lease term
Furniture, fixtures, and office equipment	5 years

Summary of Property and Equipment
Property and equipment as of December 31, consisted of the following:

	2023	2024

Pharmacy and lab equipment	$60,506	$68,635

Automobiles	17,918	18,855

Computer equipment and software	13,825	15,087

Leasehold improvements	14,043	17,345

Furniture, fixtures, and office equipment	7,696	7,941

	113,988	127,863

Less accumulated depreciation	(68,924)	(77,980)

Total property and equipment, net	$45,064	$49,883